Unaudited Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Jun. 30, 2025
Current
Cash	$ 16,141,406	$ 17,829,149
Sales tax receivable (Note 4)	38,348	81,395
Prepaids and deposits (Note 5)	648,751	689,127
Short-term loan receivable (Note 6)	29,395,726	2,046,450
Short-term investments (Note 7)	3,402,202	1,660,738
Total Current Assets	49,626,433	22,306,859
Exploration and evaluation assets (Note 8)	35,144,640	32,980,487
Investment in joint venture (Note 9)	17,925,956	16,505,997
Long-term loan receivable (Note 10)		1,128,932
Long-term investments (Note 11)	10,775,746	5,203,071
Investment in Associate (Note 12)	12,502,120
Right-of-use assets (Note 13)	1,175,832	0
Total Assets	127,150,727	78,125,346
Current Liabilities
Accounts payable and accrued liabilities (Note 14)	1,070,155	1,646,662
Due to related parties (Note 23)	111,230	127,925
Lease liabilities - current portion (Note 15)	267,102
Loan payable - current portion (Note 12)	4,111,800
Derivative liabilities (Note 16)	24,796	111,913
Deferred liabilities (Note 9)	5,116,125	5,116,125
Other liabilities (Note 17)	12,271,871
Total Current Liabilities	22,973,079	7,002,625
Lease liabilities (Note 15)	959,780
Loan payable (Note 12)	5,610,068
Deferred liabilities (Note 9)	5,116,125	5,116,125
Total Liabilities	34,659,052	12,118,750
Equity
Share capital (Note 19)	147,952,639	106,536,406
Share-based payments reserve (Note 20)	2,027,311	2,004,216
Accumulated deficit	(57,488,275)	(42,534,026)
Total Shareholders’ Equity	92,491,675	66,006,596
Total Liabilities and Equity	$ 127,150,727	$ 78,125,346